Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash in banks	$ 255,750	$ 53,810
Time deposits	30,434	93,343
Cash and cash equivalents	$ 286,184	$ 147,153	$ 131,123	$ 1,417,388